Surface Acquisition - Consideration paid (Details) - Surface Acquisition $ / shares in Units, $ in Thousands	Sep. 08, 2023 USD ($) $ / shares shares
Organization and Significant Accounting Policies
Coherus common stock issued | shares	11,971,460
Coherus common stock share price (in dollars per share) | $ / shares	$ 4.89
Equity of combined company owned by Surface equity holders	$ 58,540
Contingent CVR liability	5,290
Equity of combined company owned by Surface former employees	766
Fair value of total purchase consideration	$ 64,596